SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF EXCHANGE RATE USED FOR FOREIGN CURRENCY TRANSLATION

Translation of amounts from HKD into USD has been made at the following exchange rates:

Balance sheet items, except for equity accounts:
December 31, 2023	HKD 7.81 to $1
December 31, 2022	HKD 7.80 to $1
December 31, 2021	HKD 7.80 to $1

Statement of operations and cash flow items:
For the year ended December 31, 2023	HKD 7.83 to $1
For the year ended December 31, 2022	HKD 7.76 to $1
For the year ended December 31, 2021	HKD 7.76 to $1

Translation of amounts from RMB into USD has been made at the following exchange rates:

Balance sheet items, except for equity accounts:
December 31, 2023	RMB 7.08 to $1
December 31, 2022	RMB 6.96 to $1
December 31, 2021	RMB 6.38 to $1

Statement of operations and cash flow items:
For the year ended December 31, 2023	RMB 7.05 to $1
For the year ended December 31, 2022	RMB 6.73 to $1
For the year ended December 31, 2021	RMB 6.45 to $1

SCHEDULE OF USEFUL LIVES OF PROPERTY AND EQUIPMENT

Category	Estimated useful life
Office equipment	5-10 years
Production equipment	5-10 years
Motor vehicles	5 years
Leasehold improvements	Over the shorter of remaining lease term or the estimated useful lives of the assets

SCHEDULE OF REVENUE FROM CUSTOMERS BY GEOGRAPHICAL INFORMATION

The following table sets forth the Company’s revenue from customers by geographical areas based on the location of the customers:

	For the years ended
	December 31,
	2023	2022	2021
US	$6,364,773	$11,717,347	$12,233,382
Canada	78,584	440,755	310,174
Total	$6,443,357	$12,158,102	$12,543,556

SCHEDULE OF PROPERTY AND EQUIPMENT BY GEOGRAPHICAL INFORMATION

The following table sets forth the Company’s property and equipment, for the purpose of geographical information:

	As of December 31,
	2023	2022
PRC	$4,863,530	$4,966,262
Hong Kong	810,054	168,304
Total	$5,673,584	$5,134,566

SCHEDULES OF CREDIT RISK

Details of the customers accounting for 10% or more of the Company’s total revenues are as follows:

	For the years ended
	December 31,
	2023		2022		2021
Customer A	$1,786,656	27.5%	$5,654,248	46.5%	$6,833,866	54.5%
Customer B	888,595	13.7%	1,871,116	15.4%	1,588,156	12.7%
Customer C	1,723,506	26.5%	1,586,681	13.1%	1,310,376	10.5%
Customer D	1,332,746	20.5%	1,306,755	10.7%	—	—%
	$5,731,503	88.2%	$10,418,800	85.7%	$9,732,398	77.7%

Details of the customers which accounted for 10% or more of the Company’s accounts receivable are as follows:

	As of December 31,
	2023		2022
Customer A	$110,963	24.9%	$1,129,520	69.5%
Customer B	165,600	37.2%	312,327	19.2%
Customer C	135,074	30.3%	182,853	11.3
	$411,637	92.4%	$1,624,700	100.0%

SCHEDULES OF SUPPLIER RISK

Details of the suppliers accounting for 10% or more of total purchases are as follows:

	As of December 31,
	2023		2022		2021
Supplier A	$747,881	22.3%	$1,453,212	21.7%	$1,701,515	19.9%
Supplier B	—	—%	679,950	10.2%	1,407,690	16.5%
	$747,881	22.3%	$2,133,162	31.9%	$3,109,205	36.4%

Details of the suppliers which accounted for 10% or more of accounts payable are as follows:

	As of December 31,
	2023		2022
Supplier A	$94,913	29.2%	$185,982	11.1%
Supplier B	80,577	24.8%	—	—%
Supplier C	34,434	10.6%	—	—%
	$209,924	64.6%	$185,982	11.1%